Equity Securities (Details) - USD ($)			1 Months Ended			12 Months Ended
	Apr. 09, 2019	Nov. 03, 2017	Dec. 31, 2019	Jan. 30, 2019	Apr. 22, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 08, 2017
Equity Securities(Textual)
Aggregate common stock shares						1,356,565
Common stock, par value			$ 0.002731			$ 0.002731	$ 0.002731		$ 0.002731
Unrealized loss on securities						$ 1,356,565
Initial public offering [Member]
Equity Securities(Textual)
Aggregate purchase price	$ 1,250,000
Aggregate common stock shares					1,500,000
Purchase price per Share					$ 8.00
Offering price per share	$ 4.00
GHSI [Member]
Equity Securities(Textual)
Aggregate common stock shares		1,304,348
Purchase price per Share		$ 1.15
Common stock, par value		$ 0.001
Purchase agreement, description				one-for-two (1:2)
Offering price per share			$ 0.22			$ 0.22
Unrealized loss on securities			$ 1,356,565
GHSI [Member] | Initial public offering [Member]
Equity Securities(Textual)
Aggregate purchase price	$ 5,000,000
Digital Grid Hong Kong Technology Co Limited [Member] | GHSI [Member]
Equity Securities(Textual)
Aggregate purchase price		$ 5,000,000
Aggregate common stock shares		4,347,827